Exhibit 99.1

World Omni Auto Receivables Trust 2021-B

Monthly Servicer Certificate

January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	802,973,885.79	32,868
Yield Supplement Overcollateralization Amount 12/31/21	26,323,498.72	0
Receivables Balance 12/31/21	829,297,384.51	32,868
Principal Payments	30,242,204.02	642
Defaulted Receivables	896,365.41	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	24,989,242.06	0
Pool Balance at 01/31/22	773,169,573.02	32,195

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.37%
Prepayment ABS Speed	1.67%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,791,040.07	214
Past Due 61-90 days	1,782,989.23	73
Past Due 91-120 days	436,094.73	22
Past Due 121+ days	0.00	0
Total	8,010,124.03	309

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	563,716.11
Aggregate Net Losses/(Gains) - January 2022	332,649.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.48%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	0.25%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	8,891,450.09
Actual Overcollateralization	8,891,450.09
Weighted Average Contract Rate	3.97%
Weighted Average Contract Rate, Yield Adjusted	5.52%
Weighted Average Remaining Term	54.91

Flow of Funds	$ Amount
Collections	33,572,053.05
Investment Earnings on Cash Accounts	81.89
Servicing Fee	(691,081.15)
Transfer to Collection Account	-
Available Funds	32,881,053.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	231,256.70
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,610,113.08
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,891,450.09
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,143,412.92

Total Distributions of Available Funds	32,881,053.79

Servicing Fee	691,081.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 01/18/22	793,739,686.10
Principal Paid	29,461,563.17
Note Balance @ 02/15/22	764,278,122.93

Class A-1
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2
Note Balance @ 01/18/22	281,129,686.10
Principal Paid	29,461,563.17
Note Balance @ 02/15/22	251,668,122.93
Note Factor @ 02/15/22	68.3713556%

Class A-3
Note Balance @ 01/18/22	368,080,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	368,080,000.00
Note Factor @ 02/15/22	100.0000000%

Class A-4
Note Balance @ 01/18/22	96,650,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	96,650,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	31,920,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	31,920,000.00
Note Factor @ 02/15/22	100.0000000%

Class C
Note Balance @ 01/18/22	15,960,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	15,960,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	276,077.70
Total Principal Paid	29,461,563.17
Total Paid	29,737,640.87

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	46,854.95
Principal Paid	29,461,563.17
Total Paid to A-2 Holders	29,508,418.12

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2601561
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7624983
Total Distribution Amount	28.0226544

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1272921
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	80.0390208
Total A-2 Distribution Amount	80.1663129

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	156.48
Noteholders' Third Priority Principal Distributable Amount	541.72
Noteholders' Principal Distributable Amount	301.80

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	2,659,652.60
Investment Earnings	56.73
Investment Earnings Paid	(56.73)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,928,529.83	$5,721,722.49	$5,107,774.52
Number of Extensions	165	194	169
Ratio of extensions to Beginning of Period Receivables Balance	0.59%	0.66%	0.57%